Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash	$ 420,776	$ 160,849
Trade and other receivables	9,906	229
Derivative assets (note 13)	32,000	2,518
Value added taxes recoverable (note 9)	16,684	8,482
Inventory (note 8)	85,718	29,212
Prepaid expenses	6,036	3,329
Total current assets	571,120	204,619
Non-current financial assets
Long term inventory (note 8)		6,924
Derivative assets (note 13)		869
Property, plant and equipment (note 11)	1,320,739	202,585
Exploration and evaluation properties (note 10)	181,948	181,993
Other non-current assets	4,526	1,359
TOTAL ASSETS	2,078,333	598,349
Current liabilities
Trade payables and accrued liabilities (note 14)	111,924	22,594
Derivative liabilities (note 13)	181,877
Current portion of long term debt (note 15)	20,000
Deferred revenue (note 16)	125,354
Income taxes payable	90,686	28,971
Total current liabilities	529,841	51,565
Non-Current
Derivative liabilities (note 13)	18,260	249
Long term debt (note 15)	335,735
Lease obligations (note 17)	6,347	1,346
Deferred revenue (note 16)	175,647	8,665
Site closure provisions (note 18)	106,848	9,761
Other long term liabilities	4,614	1,746
Deferred taxes (note 28)	244,887	17,572
TOTAL LIABILITIES	1,422,179	90,904
SHAREHOLDERS' EQUITY
Share capital (note 19)	544,398	494,833
Reserves	22,590	25,182
Accumulated other comprehensive loss	(3,840)	(3,783)
Retained earnings (deficit)	93,006	(8,787)
TOTAL SHAREHOLDERS' EQUITY	656,154	507,445
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 2,078,333	$ 598,349